Commitments and Contingencies - Schedule of Commitments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)
Commitments and Contingencies [Line Items]
Transportation	$ 406,178
Other	8,923	[1]
Total commitments	415,101
2026 [Member]
Commitments and Contingencies [Line Items]
Transportation	37,300
Other	674	[1]
Total commitments	37,974
2027 [Member]
Commitments and Contingencies [Line Items]
Transportation	37,434
Other	1,095	[1]
Total commitments	38,529
2028 [Member]
Commitments and Contingencies [Line Items]
Transportation	37,637
Other	1,135	[1]
Total commitments	38,772
2029 [Member]
Commitments and Contingencies [Line Items]
Transportation	37,805
Other	1,175	[1]
Total commitments	38,980
2030 [Member]
Commitments and Contingencies [Line Items]
Transportation	37,281
Other	1,190	[1]
Total commitments	38,471
Past 2030 [Member]
Commitments and Contingencies [Line Items]
Transportation	218,721
Other	3,654	[1]
Total commitments	$ 222,375

[1]	Amounts include $3.9 million under lease agreements to which the Company is committed but that have not yet commenced.